Income Taxes - Schedule of Effective Income Tax Reconciliation (Details) (USD $)	3 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net income (loss) before income taxes	$ 837	$ (263)
Income tax (expense) benefit at statutory rate	(285)	89
Net operating loss carry forward applied	285
Valuation allowance change		(89)
Provision for income taxes